INCOME TAXES (Details 2) - USD ($)	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Property and equipment	$ 7,983,000	$ 2,485,000	$ 2,013,000
Share issue costs	419,000	667,000	230,000
Debt with accretion		94,000
Derivative liability	1,277,000
Allowable capital losses	437,000		243,000
Non-capital losses	$ 15,625,000	$ 11,431,000	$ 6,166,000